UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     Managing Director
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     October 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $330,126 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                       COM             001055102    14398   252415 SH       Sole                   160707        0    91708
AMBAC FINL GROUP INC            COM             023139108     7476   118831 SH       Sole                    77142        0    41689
AMERICAN INTL GROUP INC         COM             026874107    11716   173182 SH       Sole                   100827        0    72355
AMPHENOL CORP NEW               CL A            032095101    14709   369951 SH       Sole                   226385        0   143566
BROADCOM CORP                   CL A            111320107    13405   367860 SH       Sole                   222475        0   145385
CARDINAL HEALTH INC             COM             14149Y108     8131   130040 SH       Sole                    78805        0    51235
CITIGROUP INC                   COM             172967101     7679   164547 SH       Sole                    96426        0    68121
COACH INC                       COM             189754104     7398   156495 SH       Sole                    86812        0    69683
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102    11783   147680 SH       Sole                    90430        0    57250
DANAHER CORP DEL                COM             235851102    10415   125916 SH       Sole                    77929        0    47987
EXPRESS SCRIPTS INC             COM             302182100     1141    20445 SH       Sole                    16625        0     3820
FEDEX CORP                      COM             31428X106     9131    87166 SH       Sole                    57286        0    29880
FISERV INC                      COM             337738108    10902   214353 SH       Sole                   130578        0    83775
GENENTECH INC                   COM NEW         368710406    11570   148290 SH       Sole                    91380        0    56910
GOOGLE INC                      CL A            38259P508    12992    22902 SH       Sole                    12851        0    10051
HOME DEPOT INC                  COM             437076102    10524   324407 SH       Sole                   202705        0   121702
ILLINOIS TOOL WKS INC           COM             452308109    11606   194593 SH       Sole                   112895        0    81698
INTEL CORP                      COM             458140100     9516   368000 SH       Sole                   209320        0   158680
JABIL CIRCUIT INC               COM             466313103    11934   522523 SH       Sole                   314372        0   208151
JOHNSON CTLS INC                COM             478366107     2578    21826 SH       Sole                    20060        0     1766
KOHLS CORP                      COM             500255104     9848   171769 SH       Sole                   110606        0    61163
LIVEPERSON INC                  COM             538146101       88    14325 SH       Sole                    11250        0     3075
MANITOWOC INC                   COM             563571108      584    13180 SH       Sole                    13180        0        0
MAXIM INTEGRATED PRODS INC      COM             57772K101    11937   406728 SH       Sole                   248844        0   157884
MEMC ELECTR MATLS INC           COM             552715104      567     9625 SH       Sole                     9625        0        0
MOHAWK INDS INC                 COM             608190104     8702   107035 SH       Sole                    56676        0    50359
NETWORK APPLIANCE INC           COM             64120l104    10569   392755 SH       Sole                   244100        0   148655
NII HLDGS INC                   CL B NEW        62913F201     1233    15010 SH       Sole                    15010        0        0
NIKE INC                        CL B            654106103    11436   194946 SH       Sole                   111253        0    83693
SCHWAB CHARLES CORP NEW         COM             808513105     1201    55610 SH       Sole                    55610        0        0
SIRF TECHNOLOGY HLDGS INC       COM             82967h101      246    11525 SH       Sole                     8030        0     3495
STAPLES INC                     COM             855030102    12112   563600 SH       Sole                   342527        0   221073
STRYKER CORP                    COM             863667101     7934   115389 SH       Sole                    67063        0    48326
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209    14596   328212 SH       Sole                   205624        0   122588
UNITED TECHNOLOGIES CORP        COM             913017109     9980   124011 SH       Sole                    66704        0    57307
UNITEDHEALTH GROUP INC          COM             91324p102    12323   254456 SH       Sole                   156418        0    98038
WEATHERFORD INTERNATIONAL LT    COM             G95089101    17766   264448 SH       Sole                   153693        0   110755